INCOME TAXES Uncertain tax positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019
Reconciliation of the total amounts of unrecognized tax benefits
Unrecognized tax benefits at January 1	$ 3,328	$ 4,150
Change in unrecognized tax benefits taken during a prior period		(687)
Reductions to unrecognized tax benefits from lapse of statutes of limitations	(233)	(135)
Unrecognized tax benefits at December 31	3,095	3,328
Unrecognized tax benefits that would affect the effective tax rate	3,400	500	$ 2,800
Maximum uncertain tax positions expected to lapse in 2016	700
Interest and penalties related to uncertain income tax positions	1,700	2,000	$ 1,200
Continuing Operations
Reconciliation of the total amounts of unrecognized tax benefits
Unrecognized tax benefits at January 1	1,901
Unrecognized tax benefits at December 31	1,901	1,901
Discontinued Operations
Reconciliation of the total amounts of unrecognized tax benefits
Unrecognized tax benefits at January 1	1,427
Unrecognized tax benefits at December 31	$ 1,194	$ 1,427
Federal
Reconciliation of the total amounts of unrecognized tax benefits
Open tax years for examination	2006
Mexico.
Reconciliation of the total amounts of unrecognized tax benefits
Open tax years for examination	2013
China
Reconciliation of the total amounts of unrecognized tax benefits
Open tax years for examination	2010
The Netherlands
Reconciliation of the total amounts of unrecognized tax benefits
Open tax years for examination	2015